Segment Information (Details)	12 Months Ended
Mar. 31, 2026 Segment
Segment Information [Abstract]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Company operates as a single reportable segment, which is consistent with how the CODM, allocates resources and assesses performance. The Company’s operations are centralized and integrated, with financial results reviewed and managed on a consolidated basis. Accordingly, the management has determined that the Company has one reportable segment under ASC Topic 280, Segment Reporting.
Number of reportable segment	1